PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Computers and software	Office furniture and equipment	Vehicles	Buildings, well, road, and buildings improvements	Equipment	Total
Cost
Balance at December 31, 2018	$129,073	$52,495	$30,545	$320,316	$325,132	$857,561
Additions (adjustments)	95,715	(750)	46,049	579,602	156,468	877,084
Translation difference	(3,601)	(362)	(1,465)	(11,923)	(15,584)	(32,935)
Balance at December 31, 2019	221,187	51,383	75,129	887,995	466,016	1,701,710
Additions (adjustments)	50,614	3,606	47,146	22,385	934,819	1,058,570
Translation difference	42	(142)	(1,481)	(16,091)	(9,186)	(26,858)
Balance at December 31, 2020	$271,843	$54,847	$120,794	$894,289	$1,391,649	$2,733,422

Accumulated Depreciation
Balance at December 31, 2018	$(28,860)	$(8,887)	$(2,868)	$(6,619)	$(43,130)	$(90,364)
Depreciation	(57,451)	(10,037)	(17,659)	(28,723)	(64,678)	(178,548)
Translation difference	807	31	137	238	2,066	3,279
Balance at December 31, 2019	(85,504)	(18,893)	(20,390)	(35,104)	(105,742)	(265,633)
Depreciation	(71,366)	(10,164)	(32,958)	(62,585)	(200,236)	(377,309)
Translation difference	(2,091)	40	404	603	2,083	1,039
Balance at December 31, 2020	$(158,961)	$(29,017)	$(52,944)	$(97,086)	$(303,895)	$(641,903)

  Carrying amounts

December 31, 2018	$100,213	$43,608	$27,677	$313,697	$282,002	$767,197
December 31, 2019	$135,683	$32,490	$54,739	$852,891	$360,274	$1,436,077
December 31, 2020	$112,882	$25,830	$67,850	$797,203	$1,087,754	$2,091,519